THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 11, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “PROSPECTUS”)

Dated February 1, 2019, as supplemented April 26, 2019 and July 15, 2019

Effective September 11, 2019, Jim Gassman concluded his service as co-portfolio manager of Thornburg Better World International Fund (the “Fund”) and all references to Mr. Gassman in the Prospectus are hereby deleted.

Di Zhou continues to serve as the portfolio manager of the Fund. Accordingly, the disclosure under the sub-caption “Portfolio Managers” appearing under the caption “Management” on page 109 of the Prospectus is hereby deleted and replaced with the following disclosure:

Portfolio Manager:

Di Zhou, CFA, a managing director of Thornburg, has been a portfolio manager of the Fund since 2018.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4491

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 11, 2019

to the

THORNBURG INVESTMENT TRUST’S STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”)

Dated February 1, 2019, as supplemented April 26, 2019

Effective September 11, 2019, Jim Gassman concluded his service as co-portfolio manager of Thornburg Better World International Fund and all references to Mr. Gassman in the SAI are hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4491